Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The unaudited condensed consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the Unites States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the results for the interim periods presented. The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

(a) Basis of Presentation

The financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the U.S. of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

(b) Use of Estimates

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, as well as related disclosure of contingent assets and liabilities. Significant estimates and assumptions made by management include, but are not limited to, the determination of:

●	The allocation of the transaction price to identified performance obligations;
●	Fair value of warrant liabilities;
●	The reserve methodology for inventory obsolescence;
●	The reserve methodology for product warranty;
●	The reserve methodology for the allowance for credit losses;
●	The fair value of the forward purchase agreements; and
●	The measurement of stock-based compensation.

To the extent that there are material differences between these estimates and actual results, the Company’s financial condition or operating results will be affected. The Company bases its estimates on past experience and other assumptions that the Company believes are reasonable under the circumstances, and the Company evaluates these estimates on an ongoing basis. The Company has assessed the impact and management is not aware of any specific events or circumstances that required an update to the Company’s estimates and assumptions or materially affected the carrying value of the Company’s assets or liabilities as of the date of issuance of this report. These estimates may change as new events occur and additional information is obtained.

(b) Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, as well as related disclosure of contingent assets and liabilities. Significant estimates and assumptions made by management include, but are not limited to, the determination of:

●	The allocation of the transaction price to identified performance obligations;
●	Fair value of warrant liabilities;
●	The reserve methodology for inventory obsolescence;
●	The reserve methodology for product warranty;
●	The reserve methodology for the allowance for credit losses; and
●	The fair value of the forward purchase agreements
●	The measurement of stock-based compensation

To the extent that there are material differences between these estimates and actual results, the Company’s financial condition or operating results will be affected. The Company bases its estimates on past experience and other assumptions that the Company believes are reasonable under the circumstances, and the Company evaluates these estimates on an ongoing basis. The Company has assessed the impact and are not aware of any specific events or circumstances that required an update to the Company’s estimates and assumptions or materially affected the carrying value of the Company’s assets or liabilities as of the date of issuance of this report. These estimates may change as new events occur and additional information is obtained.

Segment Information

(c) Segment Information

The Company conducts its business in one operating segment that provides custom solar solutions through a standardized platform to its residential solar providers and companies to facilitate the sale and installation of solar energy systems under a single product group. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated Company. All the Company’s long-lived assets are maintained in the United States of America.

(c) Segment Information

The Company conducts its business in one operating segment that provides custom solar solutions through a standardized platform to its residential solar providers and companies to facilitate the sale and installation of solar energy systems under a single product group. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company. All the Company’s long-lived assets are maintained in the U.S. of America.

Concentration of Risks

(d) Concentration of Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are on deposit with major financial institutions. Such deposits may be in excess of insured limits from time to time. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for credit losses. As of March 31, 2024, two customers had an outstanding balance that represented 36% and 19% of the total accounts receivable balance. As of December 31, 2023, two customers had an outstanding balance that represented 38% and 16% of the total accounts receivable balance.

Concentration of customers

For the thirteen-weeks ended March 31, 2024, one customer represented 76% of gross revenues. For the thirteen-weeks ended and April 2, 2023, three customers represented 29%, 23% and 12% of gross revenues.

Concentration of suppliers

For the thirteen-weeks ended March 31, 2024, one supplier represented 99% of the Company’s inventory purchases. For the thirteen-weeks ended April 2, 2023, two suppliers represented 78% and 10% of the Company’s inventory purchases.

(d) Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for credit losses. As of December 31, 2023, two customers had an outstanding balance that represented 38% and 16% of the total accounts receivable balance. As of December 31, 2022, three single customers had outstanding balances that represented 27%, 18%, and 14%, respectively, of the total accounts receivable balance.

Concentration of customers

The Company defines major customers as those customers who generate revenues that exceed 10% of the Company’s annual net revenues. For the years ended December 31, 2023 and 2022 one customer represented 55% and 47% of gross revenues, respectively.

Concentration of suppliers

For the year ended December 31, 2023, one supplier represented 40% of the Company’s inventory purchases. For the year ended December 31, 2022, three suppliers represented 74% of the Company’s inventory purchases.

Cash and Cash Equivalents

(e) Cash and Cash Equivalents

The Company considers all highly liquid securities that mature within three months or less from the original date of purchase to be cash equivalents. The Company maintains the majority of its cash balances with commercial banks in interest bearing accounts. Cash and cash equivalents include cash held in checking and savings accounts and money market accounts consisting of highly liquid securities with original maturity dates of three months or less from the original date of purchase.

(e) Cash and Cash Equivalents

The Company considers all highly liquid securities that mature within three months or less from the original date of purchase to be cash equivalents. The Company maintains the majority of its cash balances with commercial banks in interest bearing accounts. Cash and cash equivalents include cash held in checking and savings accounts and money market accounts consisting of highly liquid securities with original maturity dates of three months or less from the original date of purchase.

Restricted Cash

(f) Restricted Cash

The Company classifies all cash for which usage is limited by contractual provisions as restricted cash. The restricted cash balance was $3.8 million at each of March 31, 2024 and December 31, 2023. Restricted cash consists of deposits in money market accounts, which is used as cash collateral backing letters of credit related to customs duty authorities’ requirements. The Company has presented these balances under restricted cash, as a long-term asset, in its unaudited condensed consolidated balance sheets. The Company reconciles cash, cash equivalents, and restricted cash reported in the unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the unaudited condensed consolidated statements of cash flows as follows (in thousands):

	March 31, 2024	December 31, 2023
Cash and cash equivalents	$1,786	$2,593
Restricted cash	3,829	3,823
Total cash, cash equivalents and restricted cash	$5,615	$6,416

(f) Restricted Cash

The Company classifies all cash for which usage is limited by contractual provisions as restricted cash. Restricted cash balance as of December 31, 2023 and 2022, was $3.8 million and $3.9 million, respectively. The restricted cash consists of deposits in money market accounts, which is used as cash collateral backing letters of credit related to customs duty authorities’ requirements. The Company has presented these balances under restricted cash, as a long-term asset, in the consolidated balance sheets. The Company reconciles cash, cash equivalents, and restricted cash reported in the consolidated balance sheets that aggregate to the beginning and ending balances shown in the consolidated statements of cash flows as follows (in thousands):

	As of December 31,
	2023	2022
Cash and cash equivalents	$2,593	$4,409
Restricted cash	3,823	3,907
Total cash, cash equivalents, and restricted cash	$6,416	$8,316

Revenue Recognition

(g) Revenue Recognition

Disaggregation of revenue

Refer to the table below for the Company’s revenue recognized by product and service type (in thousands):

	Thirteen-weeks Ended
	March 31,	April 2,
	2024	2023
Solar energy system installations	$9,922	$15,843
Software enhanced services	118	834
Total revenue	$10,040	$16,677

All of the Company’s revenue recognized by geography based on the location of the customer for the thirteen-week periods ended March 31, 2024 and April 2, 2023 was in the United States.

Remaining performance obligations

The Company has elected the practical expedient not to disclose remaining performance obligations for contracts that are less than one year in length. As of March 31, 2024, the Company has deferred $1.1 million associated with a long-term service contract. As of December 31, 2023, the Company has deferred $1.2 million associated with a long-term service contract, which will be recognized evenly through 2028.

Incremental costs of obtaining customer contracts

Incremental costs of obtaining customer contracts consist of sales commissions, which are costs paid to third-party vendors who source residential customer contracts for the sale of solar energy systems by the Company. The Company defers sales commissions and recognizes expense in accordance with the timing of the related revenue recognition. Amortization of deferred commissions is recorded as sales commissions in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. As of March 31, 2024 and December 31, 2023, deferred commissions were $5.1 million and $4.2 million, respectively, which were included in prepaid expenses and other current assets in the accompanying unaudited condensed consolidated balance sheets.

Deferred revenue

The Company typically invoices its customers upon completion of set milestones, generally upon installation of the solar energy system with the remaining balance invoiced upon passing final building inspection. Standard payment terms to customers range from 30 to 60 days. When the Company receives consideration, or when such consideration is unconditionally due, from a customer prior to delivering goods or services to the customer under the terms of a customer agreement, the Company records deferred revenue. As installation projects are typically completed within 12-months, the Company’s deferred revenue is reflected in current liabilities in the accompanying unaudited condensed consolidated balance sheets. The amount of revenue recognized during the thirteen-week periods ended March 31, 2024 and April 2, 2023 that was included in deferred revenue at the beginning of each period was $1.3 million and $1.9 million, respectively.

(i) Revenue Recognition

Revenue is recognized when a customer obtains control of promised products and services and the Company has satisfied its performance obligations. The amount of revenue recognized reflects the consideration which the Company expects to be entitled to receive in exchange for the products and services. To achieve this core principle, the Company applies the following five steps:

Step 1. Identification of the contract(s) with a customer;

Step 2. Identification of the performance obligations in the contracts(s);

Step 3. Determination of the transaction price;

Step 4. Allocation of the transaction price to the performance obligations;

Step 5. Recognition of the revenue when, or as, the Company satisfies a performance obligation.

Revenues – Solar Energy System Installations

The Company generates revenue primarily from the design and installation of a solar energy system and performing post-installation services. The Company’s contracts with customers include three primary contract types:

●	Cash agreements – The Company contracts directly with homeowners who purchase the solar energy system and related services from the Company. Customers are invoiced on a billing schedule, where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.
●	Financing partner agreements – In its financing partner agreements, the Company contracts directly with homeowners for the purchase of the solar energy system and related services. The Company refers the homeowner to a financing partner to finance the system, and the homeowner makes payments directly to the financing partner. The Company receives consideration from the financing partner on a billing schedule where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.
●	Power purchase agreements – The Company contracts directly with a distribution partner to perform the solar energy system installation, and the homeowner will finance the system through a power purchase agreement, which is signed with the Company’s distribution partner. The Company considers the distribution partner to be its customer, as the Company does not contract directly with the homeowner. The Company receives consideration from the distribution partner on a billing schedule where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.

In each of the Company’s customer contract types, the Company’s revenue consists of two performance obligations, which include the performance of the installation of the solar energy system and post- installation services.

Installation includes the design of a solar energy system, the delivery of the components of the solar energy system (i.e., photovoltaic system, inverter, battery storage, etc.), installation services and services facilitating the connection of the solar energy system to the power grid. The Company accounts for these services as inputs to a combined output, resulting in a single service-based performance obligation. The Company recognizes revenue upon the completion of installation services, which occurs upon the transfer of control of the solar energy system and title of the related hardware components to the homeowner or distribution partner.

Post-installation services consist primarily of administrative services and customer support, which the Company performs between the completion of installation and the date of inspection of the solar energy system by the authority having jurisdiction. The Company recognizes revenue at a point in time, which is when the inspection occurs.

As the Company’s contracts with customers contain multiple performance obligations, the transaction price is allocated to each performance obligation based on its standalone selling price. The Company generally determines the standalone selling price based on the estimated costs incurred in the delivery of each performance obligation, relative to the total costs to be incurred under the contract.

The Company records deferred revenue for amounts invoiced that are not subject to refund upon termination. In certain contracts with customers, the Company arranges for a third-party financing partner to provide financing to the customer. The Company collects upfront from the financing partner and the customer will provide installment payments to the financing partner. The Company records revenue in the amount received from the financing partner, net of any financing fees charged to the homeowner, which the Company considers to be a customer incentive. None of the Company’s contracts contain a significant financing component.

The Company guarantees to customers certain specified minimum solar energy production output of the solar energy system for 10-years after the installation. The Company monitors the solar energy systems to determine whether these specified minimum outputs are being achieved. The Company will issue payments to customers if the output falls below contractually stated thresholds over the performance guarantee period. Revenue is recognized to the extent it is probable that a significant reversal of such revenue will not occur.

Revenues – Software Enhanced Services

The Company generates revenue from software enhanced services through the provision of design and proposal services. The Company’s customers for design services are solar installers who leverage the Company’s expertise and software platforms to obtain structural letters, computer aided designs and electrical reviews. The Company charges the customer a per design fixed fee for each type of service that is performed, and the Company recognizes revenue in the period the services are performed. The customer contracts contain the customer right to terminate the contract each month and are therefore enforceable only for the contracted services purchased each month. Revenue is recognized for design services in the month the services are performed.

The Company’s customers for proposal services for solar sales organizations who contract with the Company to develop proposals for their potential residential solar customers. The Company generates proposals for the customer using the HelioQuote platform. Customers may purchase a fixed number of proposals for a given month or may contract on a pay as you go basis, and the performance obligation is defined by the number of proposals purchased by the customer each month. The customer contracts contain the customer right to terminate the contract each month and are therefore enforceable only for the services purchased each month. Revenue is recognized for proposal services in the month the services are performed.

Warranties

The Company typically provides a 10-year warranty on its solar energy system installations, which provides assurance over the workmanship in performing the installation, including roof leaks caused by the Company’s performance. For solar panel sales recognized prior to the Disposal Transaction, the Company provides a 30-year warranty that the products will be free from defects in material and workmanship.

When the revenues are recognized for the solar energy systems installations services, the Company accrues liabilities for the estimated future costs of meeting its warranty obligations. The Company makes and revises these estimates based primarily on the volume of new sales that contain warranties, historical experience with and projections of warranty claims, and estimated solar energy system and panel replacement costs. The Company records a provision for estimated warranty expenses in cost of revenues within the accompanying consolidated statements of operations and comprehensive loss.

Shipping and handling costs and certain taxes

Revenues are recognized net of taxes collected from customers and remitted to governmental authorities. Shipping and handling costs associated with outbound freight are accounted for as a fulfillment cost and are included in both revenues and cost of revenues in the accompanying consolidated statements of operations and comprehensive loss.

Deferred revenue

The Company typically invoices its customers upon completion of set milestones, generally upon installation of the solar energy system with the remaining balance invoiced upon passing final building inspection. Standard payment terms to customers range from 30 to 60 days. When the Company receives consideration, or when such consideration is unconditionally due, from a customer prior to delivering goods or services to the customer under the terms of a customer agreement, the Company records deferred revenue. As installation projects are typically completed within 12-months, the Company’s deferred revenue is reflected in current liabilities in the accompanying consolidated balance sheets. The amount of revenue recognized during the years ended December 31, 2023 and 2022 that was included in deferred revenue at the beginning of each period was $2.1 million and $3.9 million, respectively.

Disaggregation of revenue

Refer to the table below for the Company’s revenue recognized by product and service type (in thousands):

	Fiscal Year Ended December 31,
	2023	2022
Solar energy system installations	$84,858	$62,896
Software enhanced services	2,758	3,579
Total revenue	$87,616	$66,475

For the years ended December 31, 2023 and 2022, all revenue recognized was generated in the U.S.

Remaining performance obligations

The Company has elected the practical expedient not to disclose remaining performance obligations for contracts that are less than one year in length. As of December 31, 2023, the Company has deferred $1.2 million associated with a long-term service contract, which will be recognized evenly through 2028. The Company has deferred $1.3 million associated with a long-term service contract as of December 31, 2022.

Incremental costs of obtaining customer contracts

Incremental costs of obtaining customer contracts consist of sales commissions, which are costs paid to third-party vendors who source residential customer contracts for the sale of solar energy systems by the Company. The Company defers sales commissions and recognizes expense in accordance with the timing of the related revenue recognition. Amortization of deferred commissions is recorded as sales commissions in the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2023 and 2022, deferred commissions were $4.2 million and $2.8 million, respectively, which were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Fair Value Measurements

(h) Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Financial assets and liabilities held by the Company measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023 include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, the warrant liabilities, SAFE Agreements and FPA liabilities.

The carrying amounts of cash, accounts receivable, accounts payable and accrued expenses approximate their fair value because of their short-term nature (classified as Level 1).

The warrant liabilities and FPA liabilities are measured at fair value using Level 3 inputs. The Company records subsequent adjustments to reflect the increase or decrease in estimated fair value at each reporting date within the unaudited condensed consolidated statements of operations and comprehensive income (loss) as a component of other income (expense), net.

(u) Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Financial assets and liabilities held by the Company measured at fair value on a recurring basis as of December 31, 2023 and 2022 include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, the warrant liabilities and FPA liabilities.

The carrying amounts of cash, accounts receivable, accounts payable and accrued expenses approximate their fair value because of their short-term nature (classified as Level 1).

The warrant liabilities and FPA liabilities are measured at fair value using Level 3 inputs. The Company records subsequent adjustments to reflect the increase or decrease in estimated fair value at each reporting date within the consolidated statements of operations and comprehensive loss as a component of other income.

Direct Offering Costs	(i) Direct Offering CostsDirect offering costs represent legal, accounting and other direct costs related to the Mergers, which was consummated in July 2023. In accounting for the Mergers, direct offering costs of approximately $5.7 million were reclassified to additional paid-in capital and netted against the Mergers proceeds received upon close. As of March 31, 2024 and December 31, 2023, the Company had no deferred offering costs included within prepaid expenses and other current assets in its unaudited condensed consolidated balance sheets.
Warrant Liabilities

(j) Warrant Liabilities

The Company accounts for its warrant liabilities in accordance with the guidance in ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, under which the warrants that do not meet the criteria for equity classification and must be recorded as liabilities. The warrant liabilities are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820, Fair Value Measurement, with any subsequent changes in fair value recognized in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). Refer to Note 3 – Fair Value Measurements and Note 12 – Warrants.

(y) Warrant Liabilities

The Company accounts for its warrant liabilities in accordance with the guidance in ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, under which the warrants that do not meet the criteria for equity classification and must be recorded as liabilities. The warrant liabilities are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820, Fair Value Measurement, with any subsequent changes in fair value recognized in other income (expense), net on the consolidated statements of operations and comprehensive loss. Refer to Note 5 – Fair Value Measurements and Note 14 – Warrants.

Forward Purchase Agreements

(k) Forward Purchase Agreements

The Company accounts for its FPAs in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity, as the agreements embody an obligation to transfer assets to settle a forward contract. The warrant liabilities are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820, Fair Value Measurement, with any subsequent changes in fair value recognized in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). Refer to Note 3 – Fair Value Measurements and Note 5 – Forward Purchase Agreements.

(z) Forward Purchase Agreements

The Company accounts for its forward purchase agreements (“FPAs”) in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity, as the agreements embody an obligation to transfer assets to settle a forward contract. The warrant liabilities are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820, Fair Value Measurement, with any subsequent changes in fair value recognized in other income (expense), net on the consolidated statements of operations and comprehensive loss. Refer to Note 5 – Fair Value Measurements and Note 6 – Forward Purchase Agreements.

Net Loss Per Share

(l) Net Loss Per Share

The Company computes net loss per share following ASC 260, Earnings Per Share. Basic net loss per share is measured as the income or loss available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted net loss per share presents the dilutive effect on a per-share basis from the potential exercise of options and/or warrants. The potentially dilutive effect of options or warrants are computed using the treasury stock method. Securities that potentially have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the diluted loss per share calculation.

(v) Net Loss Per Share

The Company computes net loss per share following ASC 260, Earnings Per Share. Basic net loss per share is measured as the income or loss available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted net loss per share presents the dilutive effect on a per-share basis from the potential exercise of options and/or warrants. The potentially dilutive effect of options or warrants are computed using the treasury stock method. Securities that potentially have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the diluted loss per share calculation.

Accounting Pronouncements Not Yet Adopted

(m) Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). The ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective adoption. The Company is currently evaluating ASU 2023-07, but expects the impact of the disclosures to be immaterial to the Company’s unaudited condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The objective of ASU 2023-09 is to enhance disclosures related to income taxes, including specific thresholds for inclusion within the tabular disclosure of income tax rate reconciliation and specified information about income taxes paid. ASU 2023-09 is effective for public companies starting in annual periods beginning after December 15, 2024. The Company is currently evaluating ASU 2023-09 but expects the impact of the disclosures to be immaterial to the Company’s unaudited condensed consolidated financial statements.

(bb) Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). The ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective adoption. The Company is currently evaluating ASU 2023-07 but expects the impact of the disclosures to be immaterial to the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The objective of ASU 2023-09 is to enhance disclosures related to income taxes, including specific thresholds for inclusion within the tabular disclosure of income tax rate reconciliation and specified information about income taxes paid. ASU 2023-09 is effective for public companies starting in annual periods beginning after December 15, 2024. The Company is currently evaluating ASU 2023-09 but expects the impact of the disclosures to be immaterial to the Company’s consolidated financial statements.

Accounts Receivable, Net

(g) Accounts Receivable, Net

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for credit losses for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, the current receivables aging and customer payment patterns. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Recoveries of accounts receivable previously written off are recorded when received. The following table summarizes the allowance for doubtful accounts as of December 31, 2023 and 2022 (in thousands):

	As of December 31,
	2023	2022
Balance at beginning of period	$(4,812)	$(2,569)
Provision charged to earnings	(5,083)	(2,243)
Amounts written off, recoveries and other adjustments	49	-
Balance at end of period	$(9,846)	$(4,812)

The Company does not have any off-balance sheet credit exposure relating to its customers.

Inventories

(h) Inventories

Inventories consist of solar panels and the components of solar energy systems which the Company classifies as finished goods. Costs are computed under the average cost method. The Company identifies inventory which is considered obsolete or in excess of anticipated demand based on a consideration of marketability and product life cycle stage, component cost trends, demand forecasts, historical revenues, and assumptions about future demand and market conditions to state inventory at the lower of cost or net realizable value.

Property and Equipment, Net

(j) Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the current period. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Useful Lives
Manufacturing equipment	1–3 years
Developed software	5 years
Furniture & equipment	3–5 years
Leasehold improvements	3–5 years

Internal-Use Software

(k) Internal-Use Software

The Company capitalizes costs to develop its internal-use software when preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the software will be utilized as intended. These costs include personnel and related employee benefits and expenses for employees who are directly associated with and who devote time to software projects, and external direct costs of materials and services consumed in developing or obtaining software. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to provide additional material functionality are capitalized and amortized over the estimated useful life of the related upgrade. During the years ended December 31, 2023 and 2022, the Company capitalized $1.9 million and $1.5 million, respectively, of internal-use software development costs. The remaining unamortized balance as of December 31, 2023 and December 31, 2022 of $3.8 million and $2.7 million, respectively, is included in property and equipment, net within the accompanying consolidated balance sheets.

Cost of Revenues

(l) Cost of Revenues

Cost of revenues includes actual cost of material, labor and related overhead incurred for revenue-producing units, and includes associated warranty costs, freight and delivery costs, depreciation, and amortization of internally developed software.

Advertising and Promotional Expenses

(m) Advertising and Promotional Expenses

Advertising and promotional costs are expensed as incurred and included in sales and marketing expense in the accompanying consolidated statements of operations and comprehensive loss. Advertising costs were not material for the years ended December 31, 2023 and 2022.

Income Taxes

(n) Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits in income tax provision.

Foreign Currency

(o) Foreign Currency

The Company’s reporting currency is the US dollar. The functional currency for each of the Company’s foreign subsidiaries is the local currency, as it is the monetary unit of account of the principal economic environments in which the Company’s foreign subsidiaries operate. Assets and liabilities of the foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenue and expenses are translated at the average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into US dollar financial statements is accounted for as a foreign currency cumulative translation adjustment and is reported as a component of accumulated other comprehensive loss. Foreign currency transaction gains and losses resulting from transactions denominated in a currency other than the functional currency are recognized in Other Income (expense), net in the consolidated statements of operations and comprehensive loss.

Comprehensive Loss

(p) Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss), net. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from the consolidation of its foreign entities and is reported net of tax effects.

Impairment of Long-Lived Assets

(q) Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, ROU assets, and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, and quoted market values, as considered necessary.

There were no impairment charges recorded in continuing operations for the years ended December 31, 2023 and 2022.

Intangible Assets, Net

(r) Intangible Assets, Net

Intangible assets are recorded at the cost, less accumulated amortization. Amortization is recorded using the straight-line method. All intangible assets that have been determined to have definite lives are amortized over their estimated useful life as indicated below:

Useful Lives
Assembled workforce	2years

Deferred Transaction Costs

(s) Deferred Transaction Costs

Deferred transaction costs, which consist of direct incremental legal, consulting and accounting fees related to the merger with Freedom in July 2023, are capitalized until they were recorded against proceeds upon the consummation of the transaction. In accounting for the Mergers, direct offering costs of approximately $5.7 million were reclassified to additional paid-in capital and netted against the Mergers proceeds received upon close. As of December 31, 2023, there were no deferred transaction costs. As of December 31, 2022, the Company had recorded $1.1 million of deferred transaction costs in other noncurrent assets on the consolidated balance sheets.

Stock-Based Compensation

(t) Stock-Based Compensation

The Company recognizes stock-based compensation expense over the requisite service period on a straight- line basis for all stock-based payments that are expected to vest to employees, non-employees and directors, including grants of employee stock options and other stock-based awards. Equity-classified awards issued to employees, non-employees such as consultants and non-employee directors are measured at the grant-date fair value of the award. Forfeitures are recognized as they occur. For accounting purposes, the Company estimates grant-date fair value of stock options using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock prior to the Mergers, the expected term of the option the expected volatility of the price of the Company’s common stock and expected dividend yield. The Company determines these inputs as follows:

Expected Term—Expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method.

Expected Volatility—Expected volatility is estimated by studying the volatility of comparable public companies for similar terms.

Expected Dividend—The Black-Scholes valuation model calls for a single expected dividend yield as an input. The Company has never paid dividends and has no plans to pay dividends.

Risk-free Interest Rate—The Company derives the risk-free interest rate assumption from the U.S. Treasury’s rates for the U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the awards being valued.

Convertible Debt Embedded Derivative Liabilities

(w) Convertible Debt Embedded Derivative Liabilities

The Company evaluates the embedded conversion feature within its convertible debt instruments under ASC 815-15 and ASC 815-40 to determine if the conversion feature meets the definition of a liability and, if so, whether to bifurcate the conversion feature and account for it as a separate derivative liability. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the consolidated balance sheets as current or non-current based on whether net-cash settlement of the derivative instrument could be required within twelve months after the balance sheet date. The derivative is subject to re-measurement at the end of each reporting period, with changes in fair value recognized as a component of other income (expense), net, in the consolidated statements of operations and comprehensive loss. The Company’s embedded derivative liabilities were extinguished in the first quarter of 2022.

Leases

(x) Leases

Effective January 1, 2021, the Company early adopted Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), as amended (“ASC 842”). The Company determines if a contract is a lease or contains a lease at the inception of the contract and reassesses that conclusion if the contract is modified. The Company’s lease agreements generally contain lease and non-lease components. Payments under lease arrangements are primarily fixed. The Company combines lease and non-lease components and accounts for them together as a single lease component. All leases are assessed for classification as an operating lease or a finance lease. Operating lease right-of-use (“ROU”) assets are presented separately on the Company’s consolidated balance sheets. Operating lease liabilities are separated into a current portion and non-current portion and are presented separately on the Company’s consolidated balance sheets. The Company does not have finance lease ROU assets or liabilities.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The Company does not obtain and control its right to use the identified asset until the lease commencement date.

The Company generally uses its incremental borrowing rate to discount the lease payments to present value. The estimated incremental borrowing rate is derived from information available at the lease commencement date. The Company’s lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. The Company generally uses the base, non-cancelable, lease term when determining the lease assets and liabilities. The Company also records a corresponding right-of-use asset and applicable lease commencement date, which is calculated based on the amount of the lease liability, adjusted for any advance lease payments made, lease incentives received, and initial direct costs incurred. Right-of-use assets are subject to evaluation for impairment or disposal on a basis consistent with other long-lived assets.

The Company has elected, for all classes of underlying assets, not to recognize ROU assets and lease liabilities for leases with a term of twelve months or less. Lease cost for short-term leases is recognized on a straight-line basis over the lease term.

Recently Adopted Accounting Pronouncements

(aa) Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and subsequent related ASUs, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for public and private companies’ fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and December 15, 2022, respectively. The Company adopted ASU 2016-13 under the private company transition guidance beginning January 1, 2023. The adoption did not have a material impact on the Company’s consolidated financial statements.